UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 83.2%

	Aerospace & Defense – 2.6%

7,055	Raytheon Company	$451,308
	Beverages – 2.6%

7,690	Coca-Cola Company	452,710
	Commercial Banks – 6.9%

10,505	Bank of America Corporation	394,358

7,360	Cullen/Frost Bankers, Inc.	410,835

12,000	U.S. Bancorp	406,680
	Total Commercial Banks	1,211,873

	Commercial Services & Supplies – 2.4%

11,755	Waste Management, Inc.	424,356
	Communications Equipment – 5.0%

15,625	Nokia Oyj, Sponsored ADR	469,844

9,605	QUALCOMM Inc.	414,840
	Total Communications Equipment	884,684

	Diversified Telecommunication Services – 4.9%

11,840	AT&T Inc.	458,326

4,740	Telefonica SA, Sponsored ADR	409,441
	Total Diversified Telecommunication Services	867,767

	Electric Utilities – 7.0%

4,880	Exelon Corporation	417,142

6,255	FPL Group, Inc.	414,644

8,590	PPL Corporation	412,492
	Total Electric Utilities	1,244,278

	Electrical Equipment – 2.6%

8,785	Emerson Electric Company	459,104
	Gas Utilities – 2.5%

6,675	Equitable Resources Inc.	443,020
	Health Care Equipment & Supplies – 2.7%

5,305	Becton, Dickinson and Company	474,267
	Hotels Restaurants & Leisure – 2.6%

11,315	YUM! Brands, Inc.	460,294
	Household Products – 2.4%

6,280	Procter & Gamble Company	421,074
	Industrial Conglomerates – 2.5%

13,670	General Electric Company	447,009
	Insurance – 4.7%

24,913	Fidelity National Title Group Inc., Class A	398,359

10,985	Manulife Financial Corporation	430,173
	Total Insurance	828,532

	IT Services – 2.6%

12,525	Paychex, Inc.	455,534

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Machinery – 2.3%

8,832	PACCAR Inc.	$417,930
	Media – 2.2%

30,225	Pearson Public Limited Company, Sponsored ADR	398,063
	Metals & Mining – 2.6%

3,940	Southern Copper Corporation	452,155
	Oil, Gas & Consumable Fuels – 5.0%

4,495	Chevron Corporation	432,194

5,515	Royal Dutch Shell PLC, Class A, Sponsored ADR	442,910
	Total Oil, Gas & Consumable Fuels	875,104

	Pharmaceuticals – 5.1%

9,080	Abbott Laboratories	478,970

8,665	Eli Lilly and Company	417,133
	Total Pharmaceuticals	896,103

	Semiconductors & Equipment – 2.7%

12,810	Microchip Technology Incorporated	470,768
	Thrifts & Mortgage Finance – 4.7%

21,975	Hudson City Bancorp, Inc.	420,382

22,150	New York Community Bancorp, Inc.	413,541
	Total Thrifts & Mortgage Finance	833,923

	Tobacco – 4.6%

6,135	Loews Corp – Carolina Group	402,885

8,140	Philip Morris International, (2)	415,384
	Total Tobacco	818,269

	Total Common Stocks (cost $14,224,613)	14,688,125

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.1%

$1,079	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08 repurchasing price $1,078,671, collateralized by $990,000 U.S. Treasury Notes, 5.250%, due 11/15/28, value $1,103,850	1.730%	5/01/08	$1,078,619

	Total Short-Term Investments (cost $1,078,619)			1,078,619

	Total Investments (cost $15,303,232) – 89.3%			15,766,744

	Other Assets Less Liabilities – 10.7%			1,884,833

	Net Assets – 100%			$17,651,577

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $15,303,232.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$776,519
Depreciation	(313,007)
Net unrealized appreciation (depreciation) of investments	$463,512

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.5%

	Aerospace & Defense – 6.0%

5,960	Raytheon Company	$381,261

2,830	Rockwell Collins, Inc.	178,601

4,040	United Technologies Corporation	292,779
	Total Aerospace & Defense	852,641

	Air Freight & Logistics – 2.0%

6,200	Expeditors International of Washington Inc.	288,858
	Biotechnology – 2.5%

6,880	Gilead Sciences, Inc., (2)	356,108
	Chemicals – 1.8%

2,800	Praxair, Inc.	255,668
	Commercial Banks – 1.4%

6,370	Wells Fargo & Company	189,508
	Commercial Services & Supplies – 2.4%

9,605	Waste Management, Inc.	346,740
	Communication Equipment – 2.7%

8,915	QUALCOMM Inc.	385,038
	Construction & Engineering – 2.9%

4,790	Jacobs Engineering Group Inc., (2)	413,521
	Diversified Financial Services – 4.5%

645	CME Group, Inc.	295,055

14,670	Western Union Company	337,410
	Total Diversified Financial Services	632,465

	Electrical Equipment – 2.2%

5,900	Emerson Electric Company	308,333
	Energy Equipment & Services – 3.0%

4,155	Schlumberger Limited	417,785
	Food Products – 2.1%

2,625	Bunge Limited, (2)	299,486
	Health Care Equipment & Supplies – 11.1%

1,755	Alcon Inc.	277,290

3,325	C. R. Bard, Inc.	313,115

9,315	Patterson Companies Inc., (2)	318,573

4,850	Stryker Corporation	314,426

7,445	Varian Medical Systems, Inc., (2)	349,022
	Total Health Care Equipment & Supplies	1,572,426

	Health Care Providers & Services – 4.3%

3,630	Express Scripts, Inc., (2)	254,173

7,165	Quest Diagnostics Incorporated	359,540
	Total Health Care Providers & Services	613,713

	Household Durables – 2.6%

7,600	Stanley Works	366,624
	Household Products – 2.2%

4,710	Procter & Gamble Company	315,806

Shares	Description (1)	Value

	Insurance – 2.9%

6,140	AFLAC Incorporated	$409,354
	IT Services – 9.2%

9,560	Accenture Limited	358,978

6,050	Affiliated Computer Services Inc., (2)	320,469

7,475	Automatic Data Processing, Inc.	330,395

7,910	Paychex, Inc.	287,687
	Total IT Services	1,297,529

	Machinery – 7.4%

5,330	Illinois Tool Works Inc.	278,706

5,780	ITT Industries Inc.	369,920

5,070	Parker Hannifin Corporation	404,840
	Total Machinery	1,053,466

	Media – 3.9%

5,720	McGraw-Hill Companies, Inc.	234,463

6,630	Omnicom Group Inc.	316,516
	Total Media	550,979

	Metals & Mining – 2.8%

2,615	United States Steel Corporation	402,579
	Office Electronics – 2.2%

21,915	Xerox Corporation	306,153
	Oil, Gas & Consumable Fuels – 2.9%

6,683	XTO Energy, Inc.	413,410
	Pharmaceuticals – 1.7%

4,355	Allergan, Inc.	245,491
	Road & Rail – 3.1%

4,265	Burlington Northern Santa Fe Corporation	437,376
	Semiconductors & Equipment – 1.8%

11,490	Intel Corporation	255,767
	Software – 1.8%

8,885	Intuit Inc., (2)	239,628
	Textiles, Apparel, & Luxury Goods – 2.1%

4,415	Nike, Inc., Class B	294,923
	Total Common Stocks (cost $12,627,944)	13,521,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.6%

$938	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchasing price $938,056, collateralized by $790,000 U.S. Treasury Notes, 6.250%, due 8/15/23, value $957,954	1.730%	5/01/08	$938,011

	Total Short-Term Investments (cost $938,011)			938,011

	Total Investments (cost $13,565,955) – 102.1%			14,459,386

	Other Assets Less Liabilities – (2.1)%			(297,811)

	Net Assets – 100%			$14,161,575

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

April 30, 2008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $13,579,106.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$1,113,056
Depreciation	(232,776)
Net unrealized appreciation (depreciation) of investments	$880,280

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 94.3%

	Aerospace & Defense – 2.6%

1,200	Orbital Sciences Corporation, (2)	$32,292
	Auto Components – 3.0%

500	Magna International Inc., Class A	37,315
	Building Products – 0.4%

300	Quanex Building Products Corporation	5,100
	Capital Markets – 3.9%

300	Affiliated Managers Group Inc., (2)	29,802

1,600	GFI Group, Inc., (2)	18,800
	Total Capital Markets	48,602

	Chemicals – 11.5%

300	CF Industries Holdings, Inc.	40,110

1,400	Ferro Corporation	24,612

600	H.B. Fuller Company	13,848

700	Lubrizol Corporation	40,824

1,100	Methanex Corporation	25,806
	Total Chemicals	145,200

	Commercial Services & Supplies – 2.4%

1,600	Korn Ferry International, (2)	29,856
	Computers & Peripherals – 4.4%

900	Lexmark International, Inc., Class A, (2)	28,251

4,700	Palm Inc.	27,072
	Total Computers & Peripherals	55,323

	Construction & Engineering – 4.4%

900	Chicago Bridge & Iron Company N.V.	35,856

400	Shaw Group Inc., (2)	19,768
	Total Construction & Engineering	55,624

	Diversified Telecommunication Services – 3.0%

900	Embarq Corporation	37,413
	Energy Equipment & Services – 4.2%

400	ENSCO International Incorporated	25,492

700	Rowan Companies Inc.	27,293
	Total Energy Equipment & Services	52,785

	Food Products – 3.9%

1,000	Flowers Foods Inc.	25,890

600	Hormel Foods Corporation	23,646
	Total Food Products	49,536

	Health Care Providers & Services – 3.7%

1,000	Centene Corporation, (2)	18,370

400	Express Scripts, Inc., (2)	28,008
	Total Health Care Providers & Services	46,378

	Hotels Restaurants & Leisure – 1.9%

900	Speedway Motorsports Inc.	23,436

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Household Durables – 7.1%

1,400	American Greetings Corporation	$25,060

400	Black & Decker Corporation	26,252

800	Stanley Works	38,592
	Total Household Durables	89,904

	Industrial Conglomerates – 1.8%

400	Teleflex Inc.	22,036
	Insurance – 2.1%

400	Assurant Inc.	26,000
	Internet Software & Services – 4.7%

1,300	Check Point Software Technology Limited, (2)	30,706

4,700	RealNetworks Inc., (2)	28,952
	Total Internet Software & Services	59,658

	IT Services – 3.8%

4,600	infoUSA Inc.	26,082

2,800	SonicWALL, Inc., (2)	21,532
	Total IT Services	47,614

	Machinery – 2.3%

800	Pentair, Inc.	29,464
	Marine – 1.7%

400	Kirby Corporation, (2)	21,936
	Media – 1.3%

500	Getty Images Inc., (2)	16,325
	Metals & Mining – 1.9%

700	Ternium SA, Sponsored ADR	24,416
	Pharmaceuticals – 4.4%

1,000	Biovail Corporation	11,440

2,300	King Pharmaceuticals Inc., (2)	21,597

1,100	Medicis Pharmaceutical Corporation	22,660
	Total Pharmaceuticals	55,697

	Road & Rail – 3.9%

1,100	Kansas City Southern Industries, (2)	49,588
	Semiconductors & Equipment – 5.5%

500	Analog Devices, Inc.	16,105

2,100	Micrel, Incorporated	20,622

2,000	QLogic Corporation, (2)	31,920
	Total Semiconductors & Equipment	68,647

	Software – 2.1%

700	Autodesk, Inc., (2)	26,600

Shares	Description (1)	Value

	Specialy Retail – 2.4%

1,000	Charlotte Russe Holdings Inc., (2)	$15,880

500	Regis Corporation	14,600
	Total Specialy Retail	30,480

	Total Investments (cost $1,284,153) – 94.3%	1,187,225

	Other Assets Less Liabilities – 5.7%	71,800

	Net Assets – 100%	$1,259,025

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $1,284,153.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$74,489
Depreciation	(171,417)
Net unrealized appreciation (depreciation) of investments	$(96,928)

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.4%

	Aerospace & Defense – 2.3%

32,000	United Technologies Corporation	$2,319,040
	Beverages – 2.2%

32,000	PepsiCo, Inc.	2,192,960
	Biotechnology – 4.3%

37,000	Celgene Corporation, (2)	2,299,180

39,000	Gilead Sciences, Inc., (2)	2,018,640
	Total Biotechnology	4,317,820

	Capital Markets – 4.7%

7,500	Goldman Sachs Group, Inc.	1,435,275

33,000	Lehman Brothers Holdings Inc.	1,459,920

24,000	SEI Investments Company	558,480

18,000	State Street Corporation	1,298,520
	Total Capital Markets	4,752,195

	Commercial Services & Supplies – 0.8%

32,500	Cintas Corporation	962,325
	Communications Equipment – 6.4%

147,000	Cisco Systems, Inc., (2)	3,769,080

62,000	QUALCOMM Inc.	2,677,780
	Total Communications Equipment	6,446,860

	Computers & Peripherals – 7.3%

19,000	Apple, Inc., (2)	3,305,050

21,000	Hewlett-Packard Company	973,350

26,000	International Business Machines Corporation (IBM)	3,138,200
	Total Computers & Peripherals	7,416,600

	Consumer Finance – 1.3%

28,000	American Express Company	1,344,560
	Diversified Financial Services – 1.1%

43,000	Citigroup Inc.	1,086,610
	Electrical Equipment – 1.6%

30,000	Rockwell Automation, Inc.	1,626,900
	Electronic Equipment & Instruments – 1.9%

33,000	Thermo Fisher Scientific, Inc., (2)	1,909,710
	Energy Equipment & Services – 5.2%

25,000	Baker Hughes Incorporated	2,022,000

28,000	Halliburton Company	1,285,480

19,500	Schlumberger Limited	1,960,725
	Total Energy Equipment & Services	5,268,205

	Food & Staples Retailing – 2.1%

61,000	Walgreen Co.	2,125,850
	Food Products – 1.7%

40,000	Archer-Daniels-Midland Company	1,762,400

Shares	Description (1)	Value

	Health Care Equipment & Supplies – 2.6%

41,500	Baxter International Inc.	$2,586,280
	Household Products – 2.9%

44,000	Procter & Gamble Company	2,950,200
	Industrial Conglomerates – 6.4%

20,000	3M Co.	1,538,000

111,000	General Electric Company	3,629,700

22,000	Textron Inc.	1,342,220
	Total Industrial Conglomerates	6,509,920

	Insurance – 1.0%

14,000	Prudential Financial, Inc.	1,059,940
	Machinery – 1.1%

13,500	Caterpillar Inc.	1,105,380
	Media – 4.6%

56,000	McGraw-Hill Companies, Inc.	2,295,440

74,000	Walt Disney Company	2,399,820
	Total Media	4,695,260

	Metals & Mining – 2.2%

15,000	BHP Billiton PLC	1,209,900

9,000	Freeport-McMoRan Copper & Gold, Inc.	1,023,750
	Total Metals & Mining	2,233,650

	Multiline Retail – 1.5%

31,000	Kohl’s Corporation, (2)	1,514,350
	Oil, Gas & Consumable Fuels – 3.0%

6,000	Apache Corporation	808,080

26,500	Total SA, Sponsored ADR	2,226,000
	Total Oil, Gas & Consumable Fuels	3,034,080

	Personal Products – 2.2%

49,000	Estee Lauder Companies Inc., Class A	2,234,890
	Pharmaceuticals – 8.2%

51,000	Abbott Laboratories	2,690,250

70,000	Bristol-Myers Squibb Company	1,537,900

46,000	Novartis AG	2,315,180

38,000	Teva Pharmaceutical Industries Limited	1,777,640
	Total Pharmaceuticals	8,320,970

	Semiconductors & Equipment – 4.4%

133,000	Intel Corporation	2,960,580

50,000	Texas Instruments Incorporated	1,458,000
	Total Semiconductors & Equipment	4,418,580

	Software – 9.8%

35,000	Electronic Arts Inc. (EA), (2)	1,801,450

165,000	Microsoft Corporation	4,705,800

122,000	Oracle Corporation, (2)	2,543,700

18,000	SAP AG, Sponsored ADR	904,140
	Total Software	9,955,090

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Specialty Retail – 1.9%

19,000	Best Buy Co., Inc.	$817,380

50,000	Staples, Inc.	1,085,000
	Total Specialty Retail	1,902,380

	Textiles Apparel & Luxury Goods – 2.7%

16,000	Coach, Inc., (2)	569,120

32,000	Nike, Inc., Class B	2,137,600
	Total Textiles Apparel & Luxury Goods	2,706,720

	Total Common Stocks (cost $99,986,173)	98,759,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.8%

$2,783	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $2,782,850, collateralized by $2,550,000, U.S. Treasury Notes, 5.250%, due 11/15/28, value $2,843,250	1.730%	5/01/08	$2,782,716

	Total Short-Term Investments (cost $2,782,716)			2,782,716

	Total Investments (cost $102,768,889) – 100.2%			101,542,441

	Other Assets Less Liabilities – (0.2)%			(154,288)

	Net Assets – 100%			$101,388,153

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $102,768,889.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$10,378,075
Depreciation	(11,604,523)
Net unrealized appreciation (depreciation) of investments	$(1,226,448)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.0%

	Aerospace & Defense – 2.1%

314,100	Thales S.A.	$20,598,973
	Beverages – 4.1%

924,800	Coca Cola West Holdings Company	20,855,470

1,109,000	Kirin Brewery Company Limited	19,730,250
	Total Beverages	40,585,720

	Building Products – 1.6%

896,400	JS Group Corporation	15,525,474
	Capital Markets – 1.3%

375,300	UBS AG	12,606,327
	Commercial Banks – 1.5%

1,623,000	Sumitomo Trust & Banking Company	14,593,499
	Commercial Services & Supplies – 3.5%

368,384	Dai Nippon Printing Co., Ltd., ADR	5,643,311

1,559,000	Dai Nippon Printing Co., Ltd.	24,003,068

420,000	Toppan Printing Company Limited	4,669,136
	Total Commercial Services & Supplies	34,315,515

	Communications Equipment – 3.5%

3,362,950	Alcatel-Lucent	22,737,182

470,750	Telefonaktiebolaget LM Ericsson, Sponsored ADR	11,872,315
	Total Communications Equipment	34,609,497

	Computers & Peripherals – 3.8%

1,163,056	Gemalto N.V. (2)	37,628,656
	Consumer Finance – 1.3%

540,700	Takefuji Corporation	12,817,478
	Containers & Packaging – 1.4%

702,500	Toyo Seikan Kaisha	13,781,795
	Diversified Telecommunication Services – 11.2%

207,290	Belgacom S.A.	9,598,527

1,378,378	KT Corporation, Sponsored ADR	31,868,099

1,871,400	Nippon Telegraph and Telephone Corporation, ADR	40,216,386

17,650,590	Telecom Italia S.p.A.	29,021,238
	Total Diversified Telecommunication Services	110,704,250

	Electric Utilities – 3.2%

598,700	Centrais Electricas Brasileiras S.A., ADR	9,088,565

593,706	Centrais Electricas Brasileiras S.A., Electrobras	8,929,521

819,125	Korea Electric Power Corporation, Sponsored ADR	13,458,224
	Total Electric Utilities	31,476,310

	Electronic Equipment & Instruments – 1.7%

346,500	Mabuchi Motor Company Limited	17,160,889
	Energy Equipment & Services – 0.9%

7,739	Areva CI	8,700,408

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Food & Staples Retailing – 1.8%

609,700	Seven & I Holdings	$18,117,738
	Household Durables – 1.5%

1,605,000	Sekisui House, Ltd.	15,265,134
	Insurance – 1.4%

350,100	Mitsui Sumitomo Insurance Company Limited, (2)	13,938,683
	Leisure Equipment & Products – 3.0%

776,400	Fuji Photo Film Co., Ltd.	29,791,181
	Media – 3.2%

1,481,671	Premiere AG, (2)	31,233,013
	Metals & Mining – 18.5%

4,004,600	Alumina Limited	21,649,897

1,092,650	AngloGold Ashanti Limited, Sponsored ADR	37,281,218

725,100	Apex Silver Mines Limited, (2)	7,287,255

724,635	Barrick Gold Corporation	27,985,404

512,650	Gold Fields Limited, ADR	6,920,775

1,289,850	Gold Fields Limited	17,057,559

916,580	Ivanhoe Mines Ltd., (2)	8,808,334

1,774,650	Lihir Gold Limited, (2)	4,922,686

121,310	Lonmin PLC	7,482,048

294,800	Newcrest Mining Limited	8,038,359

695,600	Newmont Mining Corporation	30,752,476

716,450	NovaGold Resources Inc., (2)	5,258,743
	Total Metals & Mining	183,444,754

	Oil, Gas & Consumable Fuels – 12.8%

2,574,950	BP PLC	31,281,827

3,579,000	Nippon Oil Corporation	24,540,338

722,600	OPTI Canada Inc., (2)	15,297,222

306,700	Petro Canada	15,371,804

316,068	Royal Dutch Shell PLC, Class B, Sponsored ADR	25,190,620

136,739	Suncor Energy, Inc.	15,409,118
	Total Oil, Gas & Consumable Fuels	127,090,929

	Paper & Forest Products – 2.9%

1,509,000	Stora Enso Oyj, R Shares	18,755,586

501,800	UPM-Kymmene Corporation	9,731,518
	Total Paper & Forest Products	28,487,104

	Personal Products – 1.5%

636,000	Shiseido Company, Limited	15,260,086
	Pharmaceuticals – 3.6%

365,100	AstraZeneca Group	15,326,898

254,400	Sanofi-Aventis	19,921,240
	Total Pharmaceuticals	35,248,138

	Software – 1.6%

1,350,200	Sega Sammy Holdings Inc.	16,321,598

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.1%

764,000	Wacoal Holdings Corporation	$10,954,695
	Wireless Telecommunication Services – 1.0%

445,500	SK Telecom Company Limited	10,054,935
	Total Common Stocks (cost $889,380,832)	940,312,779

Shares	Description (1)	Value
	WARRANTS – 0.1%

375,300	UBS AG (3)	$633,844
	Total Warrants (cost $649,965)	633,844

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.7%

$57,066	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $57,068,675, collateralized by: $27,325,000 U.S. Treasury Bonds, 5.250%, due 11/15/28, value $30,467,375, $25,135,000 U.S. Treasury Bonds, 5.250% due 2/15/29, value $27,742,756	1.730%	5/01/08	$57,065,933

	Total Short-Term Investments (cost $57,065,933)			57,065,933

Total Investments (cost $947,096,730) – 100.8%	998,012,556

Other Assets Less Liabilities – (0.8)%	(7,860,060)

Net Assets – 100%	$990,152,496

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $950,893,401.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$125,891,942
Depreciation	(78,772,787)
Net unrealized appreciation (depreciation) of investments	$47,119,155

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 85.4%

	Aerospace & Defense – 1.2%

66,300	Thales S.A.	$4,348,016
	Biotechnology – 2.6%

215,500	Amgen Inc., (2)	9,022,985
	Building Products – 0.6%

116,400	JS Group Corporation	2,016,025
	Capital Markets – 0.5%

48,000	UBS AG	1,612,320
	Commercial Banks – 0.6%

241,000	Sumitomo Trust & Banking Company	2,166,995
	Commercial Services & Supplies – 3.0%

455,500	Allied Waste Industries, Inc., (2)	5,629,980

14,975	Toppan Printing Company Limited, ADR	828,203

362,000	Toppan Printing Company Limited	4,024,350
	Total Commercial Services & Supplies	10,482,533

	Communications Equipment – 0.5%

69,300	LM Ericsson Telefonaktiebolget	1,747,746
	Construction & Engineering – 1.3%

465,000	Chiyoda Corporation	3,496,947

230,000	Obayashi Corporation	1,112,564
	Total Construction & Engineering	4,609,511

	Construction Materials – 0.4%

666,000	Sumitomo Osaka Cement Company, Limited	1,453,883
	Containers & Packaging – 0.5%

87,200	Toyo Seikan Kaisha	1,710,708
	Diversified Telecommunication Services – 7.7%

83,010	KT Corporation, Sponsored ADR	1,919,191

707,600	Nippon Telegraph and Telephone Corporation	15,206,324

1,068,600	Sprint Nextel Corporation	8,538,114

875,900	Telecom Italia S.p.A.	1,440,162
	Total Diversified Telecommunication Services	27,103,791

	Electric Utilities – 7.5%

12,700	Ameren Corporation	576,072

416,800	Centrais Electricas Brasileiras S.A., ADR	6,327,232

40,800	DTE Energy Company	1,644,648

92,500	IDACORP, INC	3,000,700

896,000	Korea Electric Power Corporation, Sponsored ADR	14,721,280
	Total Electric Utilities	26,269,932

	Electronic Equipment & Instruments – 1.2%

10,600	Samsung SDI Co, Ltd	819,329

104,700	Tech Data Corporation, (2)	3,518,967
	Total Electronic Equipment & Instruments	4,338,296

Shares	Description (1)	Value

	Energy Equipment & Services – 0.6%

21,100	Technip S.A., ADR	$1,950,018

300	Technip S.A.	27,806
	Total Energy Equipment & Services	1,977,824

	Food & Staples Retailing – 0.5%

59,900	Seven & I Holdings	1,779,978
	Food Products – 7.6%

86,368	Lighthouse Caledonia, (2)	81,462

11,721,000	Marine Harvest, (2)	7,761,718

378,600	Smithfield Foods, Inc., (2)	10,858,248

461,100	Tyson Foods, Inc., Class A	8,207,580
	Total Food Products	26,909,008

	Health Care Equipment & Supplies – 0.8%

223,700	Paramount Bed Company Limited	2,970,906
	Household Durables – 2.0%

720,000	Sekisui House, Ltd.	6,847,911
	Household Products – 1.2%

7,500	KAO Corporation, Sponsored ADR	2,016,554

87,000	KAO Corporation	2,351,012
	Total Household Products	4,367,566

	Insurance – 0.9%

613,000	Benfield Group, Limited	3,217,707
	Internet Software & Services – 0.5%

54,500	eBay Inc., (2)	1,705,305
	IT Services – 0.9%

175,800	Electronic Data Systems Corporation	3,262,848
	Leisure Equipment & Products – 0.5%

1,000	Fields Corporation	1,904,121
	Marine – 2.5%

395,500	Stolt-Nielsen S.A.	8,859,610
	Media – 0.3%

15,300	Hakuhodo DY Holdings Inc.	922,547
	Metals & Mining – 18.8%

383,700	AngloGold Ashanti Limited, Sponsored ADR	13,091,844

346,000	Apex Silver Mines Limited, (2)	3,477,300

395,900	Barrick Gold Corporation	15,289,658

244,200	Crystallex International Corporation, (2)	222,222

1,135,700	Gabriel Resources, Limited, (2)	2,244,110

422,200	Gold Fields Limited	5,583,364

248,000	Ivanhoe Mines Ltd., (2)	2,383,280

2,327,600	Lihir Gold Limited, (2)	6,456,509

415,850	Moto Goldmines, Limited, (2)	1,503,023

361,200	Newmont Mining Corporation	15,968,652
	Total Metals & Mining	66,219,962

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Multi-Utilities – 1.0%

131,200	Puget Energy, Inc.	$3,569,952
	Oil, Gas & Consumable Fuels – 9.3%

44,700	BP PLC, Sponsored ADR	3,253,713

54,600	Chevron Corporation	5,249,790

76,400	ERG S.p.A.	1,688,022

504,000	Nippon Oil Corporation	3,455,806

73,375	Peabody Energy Corporation	4,485,414

33,300	Petro-Canada	1,668,996

164,300	Royal Dutch Shell PLC, Class B, Sponsored ADR	13,094,710
	Total Oil, Gas & Consumable Fuels	32,896,451

	Paper & Forest Products – 2.0%

170,600	AbitibiBowater Inc., (2)	1,683,822

190,113	Mondi Plc	1,517,677

193,300	UPM-Kymmene Corporation	3,748,709
	Total Paper & Forest Products	6,950,208

	Pharmaceuticals – 6.3%

228,100	AstraZeneca Group	9,575,638

149,000	Kissei Pharmaceuticals Company Limited	3,145,213

547,400	Patheon Inc., (2)	1,983,924

195,300	Sanofi-Aventis, ADR	7,534,674
	Total Pharmaceuticals	22,239,449

	Road & Rail – 1.1%

26,200	Union Pacific Corporation	3,803,978
	Software – 0.3%

43,000	Microsoft Corporation	1,226,360
	Water Utilities – 0.5%

35,900	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,817,617
	Wireless Telecommunication Services – 0.2%

17,800	Vodafone Group PLC, Sponsored ADR	563,548
	Total Common Stocks (cost $300,289,956)	300,895,597

Shares	Description (1)	Value

	WARRANTS – 0.0%

48,000	UBS AG (3)	$81,067
	Total Warrants (cost $157,512)	81,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 13.1%

$46,089	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $46,090,976, collateralized by $38,770,000 U.S Treasury Bonds, 6.250%, due 8/15/23, value $47,012,502	1.730%	5/01/08	$46,088,761

	Total Short-Term Investments (cost $46,088,761)			46,088,761

Shares	Description (1)	Value

	Total Investments (cost $346,536,229) – 98.5%	$347,065,425

	Other Assets Less Liabilities – 1.5%	5,298,324

	Net Assets – 100%	$352,363,749

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $347,619,829.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$23,704,550
Depreciation	(24,258,954)
Net unrealized appreciation (depreciation) of investments	$(554,404)

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 8.7%

390	Boeing Company	$33,095

500	Lockheed Martin Corporation	53,020

670	Raytheon Company	42,860
	Total Aerospace & Defense	128,975

	Beverages – 3.7%

180	Anheuser-Busch Companies, Inc.	8,856

530	Coca-Cola Company	31,201

430	Pepsi Bottling Group, Inc.	14,495
	Total Beverages	54,552

	Biotechnology – 3.0%

160	Genentech, Inc., (2)	10,912

490	Genzyme Corporation, (2)	34,472
	Total Biotechnology	45,384

	Capital Markets – 2.3%

310	Bank of New York Company, Inc.	13,494

450	JPMorgan Chase & Co.	21,443
	Total Capital Markets	34,937

	Chemicals – 2.8%

210	Eastman Chemical Company	15,435

220	Mosaic Company, (2)	26,952
	Total Chemicals	42,387

	Commercial Services & Supplies – 1.8%

120	Dun and Bradstreet Inc.	10,116

180	Stericycle Inc., (2)	9,608

190	Waste Management, Inc.	6,859
	Total Commercial Services & Supplies	26,583

	Communications Equipment – 1.1%

620	Corning Incorporated	16,560
	Computers & Peripherals – 8.5%

420	Apple, Inc., (2)	73,057

300	Hewlett-Packard Company	13,905

330	International Business Machines Corporation (IBM)	39,831
	Total Computers & Peripherals	126,793

	Diversified Financial Services – 1.0%

590	Citigroup Inc.	14,909
	Diversified Telecommunication Services – 0.4%

180	Verizon Communications Inc.	6,926
	Electric Utilities – 4.3%

300	Edison International	15,651

130	Entergy Corporation	14,932

150	FPL Group, Inc.	9,944

910	Reliant Energy Inc., (2)	23,423
	Total Electric Utilities	63,950

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.8%

160	MEMC Electronic Materials, (2)	$10,075

90	Mettler-Toledo International Inc., (2)	8,573

150	Thermo Fisher Scientific, Inc., (2)	8,681
	Total Electronic Equipment & Instruments	27,329

	Energy Equipment & Services – 3.5%

400	Helmerich & Payne Inc.	21,500

280	Noble Corporation	15,758

510	Patterson-UTI Energy, Inc.	14,249
	Total Energy Equipment & Services	51,507

	Food Products – 6.1%

550	General Mills, Inc.	33,220

620	H.J. Heinz Company	29,159

550	Kellogg Company	28,144
	Total Food Products	90,523

	Gas Utilities – 2.4%

570	Questar Corporation	35,357
	Health Care Equipment & Supplies – 7.9%

830	Baxter International Inc.	51,726

100	Beckman Coulter, Inc.	6,830

330	Becton, Dickinson and Company	29,502

70	C. R. Bard, Inc.	6,592

280	DENTSPLY International Inc.	10,884

180	Express Scripts, Inc., (2)	12,604
	Total Health Care Equipment & Supplies	118,138

	Health Care Providers & Services – 2.5%

370	Laboratory Corporation of America Holdings, (2)	27,979

130	Universal Health Services, Inc., Class B	8,143
	Total Health Care Providers & Services	36,122

	Hotels, Restaurants & Leisure – 0.5%

130	McDonald’s Corporation	7,745
	Household Products – 8.3%

180	Church & Dwight Company Inc.	10,228

720	Colgate-Palmolive Company	50,904

690	Kimberly-Clark Corporation	44,153

270	Procter & Gamble Company	18,104
	Total Household Products	123,389

	Insurance – 5.2%

840	AFLAC Incorporated	56,003

160	Arch Capital Group Limited, (2)	11,304

280	Axis Capital Holdings Limited	9,495
	Total Insurance	76,802

	IT Services – 2.0%

790	Accenture Limited	29,665

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Life Sciences Tools & Services – 1.9%

160	Covance, Inc., (2)	$13,406

270	Edwards Lifesciences Corporation, (2)	14,963
	Total Life Sciences Tools & Services	28,369

	Media – 1.7%

570	DIRECTV Group, Inc., (2)	14,045

350	Walt Disney Company	11,351
	Total Media	25,396

	Metals & Mining – 1.6%

210	Freeport-McMoRan Copper & Gold, Inc.	23,888
	Multiline Retail – 0.8%

160	Costco Wholesale Corporation	11,400
	Oil, Gas & Consumable Fuels – 2.0%

120	EOG Resources, Inc.	15,658

130	Hess Corporation	13,806
	Total Oil, Gas & Consumable Fuels	29,464

	Paper & Forest Products – 0.4%

160	Rayonier Inc.	6,725
	Pharmaceuticals – 6.6%

620	Abbott Laboratories	32,705

520	Eli Lilly and Company	25,033

420	Johnson & Johnson	28,178

620	Pfizer Inc.	12,468
	Total Pharmaceuticals	98,384

	Software – 1.9%

760	Adobe Systems Incorporated, (2)	28,340
	Specialty Retail – 0.9%

180	Abercrombie & Fitch Co., Class A	13,376
	Tobacco – 3.7%

310	Altria Group, Inc.	6,200

310	Philip Morris International, (2)	15,819

640	UST Inc.	33,325
	Total Tobacco	55,344

	Total Investments (cost $1,435,512) – 99.3%	1,479,219

	Other Assets Less Liabilities – 0.7%	9,726

	Net Assets – 100%	$1,488,945

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2008, the cost of investments was $1,435,512.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$80,606
Depreciation	(36,899)
Net unrealized appreciation (depreciation) of investments	$43,707

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.1%

	Aerospace & Defense – 2.5%

303	Boeing Company	$25,712
	Beverages – 3.2%

390	Coca-Cola Company	22,959

440	Coca-Cola Enterprises Inc.	9,900
	Total Beverages	32,859

	Biotechnology – 2.3%

330	Genzyme Corporation, (2)	23,216
	Capital Markets – 3.9%

390	Bank of New York Company, Inc.	16,977

120	Calamos Asset Management, Inc. Class A	2,154

280	State Street Corporation	20,199
	Total Capital Markets	39,330

	Chemicals – 5.2%

140	CF Industries Holdings, Inc.	18,718

150	Eastman Chemical Company	11,025

110	Mosaic Company, (2)	13,476

270	Terra Industries, Inc., (2)	10,222
	Total Chemicals	53,441

	Commercial Banks – 1.2%

160	Northern Trust Corporation	11,858
	Communication Equipment – 2.6%

610	QUALCOMM Inc.	26,345
	Computers & Peripherals – 8.1%

210	Apple, Inc., (2)	36,529

388	Hewlett-Packard Company	17,984

30	International Business Machines Corporation (IBM)	3,621

120	Lexmark International, Inc., Class A, (2)	3,767

840	Network Appliance, Inc., (2)	20,328
	Total Computers & Peripherals	82,229

	Containers & Packaging – 0.3%

60	Owens-Illinois, Inc., (2)	3,309
	Diversified Financial Services – 1.9%

240	Eaton Vance Corporation	8,784

470	Western Union Company	10,810
	Total Diversified Financial Services	19,594

	Diversified Telecommunication Services – 0.1%

60	Cbeyond Inc., (2)	1,184
	Electric Utilities – 4.5%

330	Edison International	17,216

90	El Paso Electric Company, (2)	2,031

130	FPL Group, Inc.	8,618

720	Reliant Energy Inc., (2)	18,533
	Total Electric Utilities	46,398

Shares	Description (1)	Value

	Electrical Equipment – 0.3%

60	Emerson Electric Co.	$3,136
	Electronic Equipment & Instruments – 1.6%

120	MEMC Electronic Materials, (2)	7,556

240	Tyco Electronics, Limited	8,978
	Total Electronic Equipment & Instruments	16,534

	Energy Equipment & Services – 3.9%

220	Cooper Cameron Corporation, (2)	10,831

190	Global Industries, Limited, (2)	3,032

200	Helmerich & Payne Inc.	10,750

460	Patterson-UTI Energy, Inc.	12,852

70	Trico Marine Services Inc., (2)	2,638
	Total Energy Equipment & Services	40,103

	Food & Staples Retailing – 5.4%

350	Costco Wholesale Corporation	24,938

183	Safeway Inc.	5,783

420	Wal-Mart Stores, Inc.	24,352
	Total Food & Staples Retailing	55,073

	Food Products – 0.5%

193	Flowers Foods Inc.	4,997
	Gas Utilities – 1.2%

190	Questar Corporation	11,786
	Health Care Equipment & Supplies – 3.8%

430	Baxter International Inc.	26,797

150	DENTSPLY International Inc.	5,831

150	Kinetic Concepts Inc., (2)	5,949
	Total Health Care Equipment & Supplies	38,577

	Health Care Providers & Services – 1.0%

140	Express Scripts, Inc., (2)	9,803
	Hotels, Restaurants & Leisure – 3.1%

400	McDonald’s Corporation	23,832

240	Royal Caribbean Cruises Limited	7,656
	Total Hotels, Restaurants & Leisure	31,488

	Household Durables – 0.6%

120	American Greetings Corporation	2,148

110	Tupperware Corporation	4,334
	Total Household Durables	6,482

	Industrial Conglomerates – 0.4%

90	Tyco International Ltd.	4,211
	Insurance – 6.0%

371	AFLAC Incorporated	24,735

100	Arch Capital Group Limited, (2)	7,065

240	Assured Guaranty Limited	6,070

100	Delphi Financial Group, Inc.	2,722

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

180	HCC Insurance Holdings Inc.	$4,442

144	Philadelphia Consolidated Holding Corporation, (2)	5,311

150	Seabright Insurance Holdings Inc., (2)	2,328

320	WR Berkley Corporation	8,221
	Total Insurance	60,894

	Internet & Catalog Retail – 0.3%

40	Amazon.com, Inc., (2)	3,145
	IT Services – 2.4%

550	Accenture Limited	20,653

200	SAIC, Inc., (2)	3,800
	Total IT Services	24,453

	Life Sciences Tools & Services – 0.7%

90	Illumina Inc., (2)	7,010
	Machinery – 1.0%

80	Manitowoc Company Inc.	3,026

200	Pall Corporation	6,954
	Total Machinery	9,980

	Media – 1.6%

660	DIRECTV Group, Inc., (2)	16,262
	Metals & Mining – 2.4%

190	Freeport-McMoRan Copper & Gold, Inc.	21,613

180	Worthington Industries, Inc.	3,242
	Total Metals & Mining	24,855

	Multiline Retail – 0.7%

220	Dollar Tree Stores Inc., (2)	6,952
	Multi-Utilities – 0.8%

70	Black Hills Corporation	2,731

120	ONEOK, Inc.	5,774
	Total Multi-Utilities	8,505

	Office REIT – 0.6%

150	Digital Realty Trust Inc.	5,813
	Oil, Gas & Consumable Fuels – 6.5%

260	Energy Partners Limited, (2)	3,159

350	Hess Corporation	37,167

210	Murphy Oil Corporation	18,971

60	Stone Energy Corporation, (2)	3,656

60	Swift Energy Company, (2)	3,128
	Total Oil, Gas & Consumable Fuels	66,081

	Paper & Forest Products – 0.2%

230	Buckeye Technologies Inc., (2)	1,985

	Personal Products – 0.3%

70	Herbalife, Limited	3,065

Shares	Description (1)	Value

	Pharmaceuticals – 2.7%

70	Abbott Laboratories	$3,693

90	Bristol-Myers Squibb Company	1,977

130	Eli Lilly and Company	6,258

100	Perrigo Company	4,099

590	Pfizer Inc.	11,865
	Total Pharmaceuticals	27,892

	Retail REIT – 1.7%

160	Macerich Company	11,701

110	Taubman Centers Inc.	6,234
	Total Retail REIT	17,935

	Road & Rail – 2.0%

140	Union Pacific Corporation	20,327
	Software – 3.4%

370	Activision Inc., (2)	10,009

90	Adobe Systems Incorporated, (2)	3,356

170	Autodesk, Inc., (2)	6,460

200	Microsoft Corporation	5,704

530	Symantec Corporation, (2)	9,127
	Total Software	34,656

	Specialized REIT – 0.6%

140	Rayonier Inc.	5,884
	Specialty Retail – 1.3%

70	Barnes & Noble Inc.	2,260

390	Gap, Inc.	7,262

100	Guess Inc.	3,828
	Total Specialty Retail	13,350

	Thrifts & Mortgage Finance – 2.3%

200	Bank Mutual Corporation	2,238

1,120	Hudson City Bancorp, Inc.	21,426
	Total Thrifts & Mortgage Finance	23,664

	Total Investments (cost $896,458) – 95.1%	970,373

	Other Assets Less Liabilities – 4.9%	49,801

	Net Assets – 100%	$1,020,174

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $896,458.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$110,871
Depreciation	(36,956)
Net unrealized appreciation (depreciation) of investments	$73,915

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.3%

	Aerospace & Defense – 1.0%

370	Orbital Sciences Corporation, (2)	$9,957
	Auto Components – 0.8%

330	Aftermarket Tech, (2)	7,560
	Beverages – 1.9%

350	Molson Coors Brewing Company, Class B	19,194
	Biotechnology – 0.2%

35	Cephalon, Inc., (2)	2,184
	Building Products – 0.8%

350	Apogee Enterprises, Inc.	7,809
	Capital Markets – 1.6%

540	Calamos Asset Management, Inc. Class A	9,693

170	Federated Investors Inc.	5,692
	Total Capital Markets	15,385

	Chemicals – 4.1%

270	Arch Chemicals Inc.	9,199

140	CF Industries Holdings, Inc.	18,718

50	OM Group Inc., (2)	2,738

260	Terra Industries, Inc., (2)	9,844
	Total Chemicals	40,499

	Commercial Banks – 4.1%

210	Boston Private Financial Holdings Inc.	1,953

270	Community Bank System Inc.	6,882

530	Pacific Capital Bancorp.	10,801

130	SVB Financial Group, (2)	6,326

280	UMB Financial Corporation	13,899
	Total Commercial Banks	39,861

	Commercial Services & Supplies – 2.6%

562	Corrections Corporation of America, (2)	14,331

260	Layne Christensen Company, (2)	11,094
	Total Commercial Services & Supplies	25,425

	Communication Equipment – 1.4%

100	Comtech Telecom Corporation, (2)	3,873

490	Interdigital Inc., (2)	9,932
	Total Communication Equipment	13,805

	Computers & Peripherals – 1.4%

420	McAfee Inc., (2)	13,965
	Containers & Packaging – 0.6%

250	Pactiv Corporation, (2)	5,948
	Diversified Financial Services – 2.7%

480	Eaton Vance Corporation	17,568

90	FCStone Group, Inc., (2)	3,728

150	Interactive Brokers Group, Inc., (2)	4,736
	Total Diversified Financial Services	26,032

Shares	Description (1)	Value

	Diversified Telecommunication Services – 1.2%

301	Alaska Communications Systems Group Inc.	$3,365

420	Cbeyond Inc., (2)	8,291
	Total Diversified Telecommunication Services	11,656

	Electric Utilities – 3.2%

140	El Paso Electric Company, (2)	3,160

155	OGE Energy Corp.	5,067

900	Reliant Energy Inc., (2)	23,166
	Total Electric Utilities	31,393

	Electrical Equipment – 1.5%

50	First Solar Inc., (2)	14,600
	Electronic Equipment & Instruments – 1.6%

170	Mettler-Toledo International Inc., (2)	16,194
	Energy Equipment & Services – 1.9%

350	Global Industries, Limited, (2)	5,586

440	Pioneer Drilling Company, (2)	7,185

150	Trico Marine Services Inc., (2)	5,654
	Total Energy Equipment & Services	18,425

	Food Products – 1.3%

501	Flowers Foods Inc.	12,971
	Gas Utilities – 0.9%

130	Energen Corporation	8,871
	Health Care Equipment & Supplies – 3.6%

380	DENTSPLY International Inc.	14,771

230	Immucor, Inc., (2)	6,205

230	Lifecell Corporation, (2)	11,679

170	Quidel Corporation, (2)	2,722
	Total Health Care Equipment & Supplies	35,377

	Health Care Providers & Services – 0.3%

160	HealthSpring, Inc., (2)	2,694
	Hotels, Restaurants & Leisure – 1.2%

110	Bally Technologies, Inc., (2)	3,706

170	Vail Resorts, Inc., (2)	8,301
	Total Hotels, Restaurants & Leisure	12,007

	Household Durables – 2.6%

200	MDC Holdings Inc.	8,716

430	Tupperware Corporation	16,942
	Total Household Durables	25,658

	Insurance – 5.7%

350	Amtrust Financial Services, Inc.	5,443

100	Arch Capital Group Limited, (2)	7,065

390	Aspen Insurance Holdings Limited, (2)	10,136

320	Delphi Financial Group, Inc.	8,710

390	HCC Insurance Holdings Inc.	9,625

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Insurance (continued)

268	Philadelphia Consolidated Holding Corporation, (2)	$9,884

300	Seabright Insurance Holdings Inc., (2)	4,656
	Total Insurance	55,519

	Internet Software & Services – 0.8%

190	Ansys Inc., (2)	7,644
	Leisure Equipment & Products – 2.2%

370	Hasbro, Inc.	13,157

280	Marvel Entertainment Inc., (2)	8,033
	Total Leisure Equipment & Products	21,190

	Life Sciences Tools & Services – 5.3%

140	Covance, Inc., (2)	11,731

80	Dionex Corporation, (2)	6,258

440	Illumina Inc., (2)	34,272
	Total Life Sciences Tools & Services	52,261

	Machinery – 4.6%

120	AGCO Corporation, (2)	7,216

320	Manitowoc Company Inc.	12,102

210	RBC Bearings Inc., (2)	8,394

278	Robbins & Myers, Inc.	11,081

50	SPX Corporation	6,150
	Total Machinery	44,943

	Media – 2.0%

90	Interactive Data Corporation	2,428

180	Meredith Corporation	5,834

590	Regal Entertainment Group, Class A	11,186
	Total Media	19,448

	Metals & Mining – 1.5%

100	Compass Minerals International, Inc.	6,300

200	RTI International Metals, Inc., (2)	8,238
	Total Metals & Mining	14,538

	Multiline Retail – 0.7%

238	Big Lots, Inc., (2)	6,433
	Multi-Utilities – 2.1%

540	Black Hills Corporation	21,065
	Oil, Gas & Consumable Fuels – 10.2%

600	Goodrich Petroleum Corporation, (2)	20,268

1,360	McMoran Exploration Corporation, (2)	37,289

730	Petroquest Energy Inc., (2)	15,169

420	Stone Energy Corporation, (2)	25,595

390	USEC Inc., (2)	1,810
	Total Oil, Gas & Consumable Fuels	100,131

Shares	Description (1)	Value

	Paper & Forest Products – 1.3%

600	Buckeye Technologies Inc., (2)	$5,178

180	Potlatch Corporation	8,066
	Total Paper & Forest Products	13,244

	Personal Products – 0.7%

160	Herbalife, Limited	7,005
	Pharmaceuticals – 0.4%

300	Pozen Inc., (2)	3,969
	Retail REIT – 1.9%

290	Tanger Factory Outlet Centers	11,699

120	Taubman Centers Inc.	6,800
	Total Retail REIT	18,499

	Road & Rail – 3.8%

550	Kansas City Southern Industries, (2)	24,794

250	Landstar System	12,990
	Total Road & Rail	37,784

	Semiconductors & Equipment – 1.4%

590	Monolithic Power Systems, Inc., (2)	13,511
	Software – 0.3%

100	Ansoft Corporation, (2)	3,316
	Specialty Retail – 6.6%

330	Barnes & Noble Inc.	10,652

440	Blackboard, Inc., (2)	15,198

288	Guess Inc.	11,025

130	J. Crew Group Inc., (2)	6,175

80	Micros Systems, Inc., (2)	2,852

390	NetFlix.com Inc., (2)	12,472

160	SPSS Inc., (2)	6,758
	Total Specialty Retail	65,132

	Textiles, Apparel & Luxury Goods – 1.3%

90	Deckers Outdoor Corporation, (2)	12,426
	Total Investments (cost $878,782) – 95.3%	935,528

	Other Assets Less Liabilities – 4.7%	46,183

	Net Assets – 100%	$981,711

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $878,983.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$143,786
Depreciation	(87,241)
Net unrealized appreciation (depreciation) of investments	$56,545

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.0%

	Aerospace & Defense – 0.4%

70	Raytheon Company	$4,478
	Beverages – 2.8%

140	Anheuser-Busch Companies, Inc.	6,888

340	Coca-Cola Company	20,016

80	Molson Coors Brewing Company, Class B	4,387
	Total Beverages	31,291

	Capital Markets – 6.4%

719	Bank of New York Company, Inc.	31,298

450	Invesco LTD	11,543

393	JPMorgan Chase & Co.	18,726

134	State Street Corporation	9,667
	Total Capital Markets	71,234

	Chemicals – 5.0%

170	Air Products & Chemicals Inc.	16,733

70	Lubrizol Corporation	4,082

280	Mosaic Company, (2)	34,303
	Total Chemicals	55,118

	Commercial Banks – 2.8%

380	BB&T Corporation	13,030

290	Marshall and Ilsley Corporation	7,244

143	Northern Trust Corporation	10,598
	Total Commercial Banks	30,872

	Communication Equipment – 1.6%

400	QUALCOMM Inc.	17,276
	Computers & Peripherals – 2.4%

311	Hewlett-Packard Company	14,415

100	International Business Machines Corporation (IBM)	12,070
	Total Computers & Peripherals	26,485

	Construction & Engineering – 0.4%

160	Quanta Services Incorporated, (2)	4,246
	Diversified Financial Services – 5.2%

1,043	Citigroup Inc.	26,357

360	Nasdaq Stock Market, Inc., (2)	13,122

800	Western Union Company	18,400
	Total Diversified Financial Services	57,879

	Diversified Telecommunication Services – 3.9%

1,113	AT&T Inc.	43,082
	Electric Utilities – 5.0%

110	DPL Inc.	3,061

300	Edison International	15,651

380	FPL Group, Inc.	25,190

460	Reliant Energy Inc., (2)	11,840
	Total Electric Utilities	55,742

Shares	Description (1)	Value

	Electrical Equipment – 1.0%

210	Emerson Electric Co.	$10,975
	Electronic Equipment & Instruments – 1.0%

190	Thermo Fisher Scientific, Inc., (2)	10,995
	Energy Equipment & Services – 3.5%

200	Helmerich & Payne Inc.	10,750

90	National-Oilwell Varco Inc., (2)	6,161

150	Noble Corporation	8,442

150	Tidewater Inc.	9,783

60	Unit Corporation, (2)	3,811
	Total Energy Equipment & Services	38,947

	Food & Staples Retailing – 4.5%

390	Costco Wholesale Corporation	27,788

420	Kroger Co.	11,445

190	Wal-Mart Stores, Inc.	11,016
	Total Food & Staples Retailing	50,249

	Gas Utilities – 2.2%

154	Energen Corporation	10,509

230	Questar Corporation	14,267
	Total Gas Utilities	24,776

	Household Products – 2.0%

160	Colgate-Palmolive Company	11,312

170	Kimberly-Clark Corporation	10,878
	Total Household Products	22,190

	Insurance – 5.9%

80	Ace Limited	4,823

281	AFLAC Incorporated	18,734

230	Allied World Assurance Holdings	9,483

110	American International Group, Inc.	5,082

400	Aon Corporation	18,156

390	Unum Group	9,052
	Total Insurance	65,330

	Leisure Equipment & Products – 1.2%

360	Hasbro, Inc.	12,802
	Machinery – 1.4%

130	AGCO Corporation, (2)	7,817

90	Deere & Company	7,566
	Total Machinery	15,383

	Media – 1.8%

400	Cablevision Systems Corporation, (2)	9,200

340	Walt Disney Company	11,026
	Total Media	20,226

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Metals & Mining – 2.8%

220	Freeport-McMoRan Copper & Gold, Inc.	$25,025

40	United States Steel Corporation	6,158
	Total Metals & Mining	31,183

	Mortgage REIT – 0.6%

360	Annaly Capital Management Inc.	6,034
	Multi-Utilities – 1.6%

600	MDU Resources Group Inc.	17,322
	Oil, Gas & Consumable Fuels – 14.3%

250	Chesapeake Energy Corporation	12,925

442	Chevron Corporation	42,498

90	Devon Energy Corporation	10,206

60	EOG Resources, Inc.	7,829

230	Hess Corporation	24,426

60	Marathon Oil Corporation	2,734

240	Murphy Oil Corporation	21,682

440	Occidental Petroleum Corporation	36,612
	Total Oil, Gas & Consumable Fuels	158,912

	Pharmaceuticals – 5.1%

600	Bristol-Myers Squibb Company	13,182

290	Eli Lilly and Company	13,961

123	Merck & Co. Inc.	4,679

770	Pfizer Inc.	15,485

290	Watson Pharmaceuticals Inc., (2)	9,002
	Total Pharmaceuticals	56,309

	Retail REIT – 0.5%

90	Taubman Centers Inc.	5,100
	Road & Rail – 4.3%

130	Burlington Northern Santa Fe Corporation	13,332

320	CSX Corporation	20,144

150	Ryder System, Inc.	10,271

30	Union Pacific Corporation	4,356
	Total Road & Rail	48,103

	Specialized REIT – 0.5%

120	Rayonier Inc.	5,044
	Specialty Retail – 1.2%

290	Gap, Inc.	5,400

280	Home Depot, Inc.	8,064
	Total Specialty Retail	13,464

	Thrifts & Mortgage Finance – 2.1%

1,230	Hudson City Bancorp, Inc.	23,530
	Tobacco – 2.6%

270	Altria Group, Inc.	5,400

270	Philip Morris International	13,778

Shares	Description (1)	Value

	Tobacco (continued)

191	UST Inc.	$9,945
	Total Tobacco	29,123

	Total Investments (cost $934,692) – 96.0%	1,063,700

	Other Assets Less Liabilities – 4.0%	44,216

	Net Assets – 100%	$1,107,916

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $934,692.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$156,871
Depreciation	(27,863)
Net unrealized appreciation (depreciation) of investments	$129,008

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 93.9%

	Auto Components – 1.4%

220	Advance Auto Parts, Inc.	$7,630

150	WABCO Holdings Inc.	7,164
	Total Auto Components	14,794

	Beverages – 2.2%

830	Coca-Cola Enterprises Inc.	18,675

130	Pepsi Bottling Group, Inc.	4,382
	Total Beverages	23,057

	Capital Markets – 0.6%

260	SEI Investments Company	6,050
	Chemicals – 3.8%

50	Celanese Corporation, Series A	2,238

280	Lubrizol Corporation	16,330

170	Mosaic Company, (2)	20,827
	Total Chemicals	39,395

	Commercial Banks – 2.3%

327	Northern Trust Corporation	24,234
	Commercial Services & Supplies – 0.9%

230	Hewitt Associates Inc., Class A, (2)	9,430
	Computers & Peripherals – 2.7%

945	Network Appliance, Inc., (2)	22,869

260	Seagate Technology	4,906
	Total Computers & Peripherals	27,775

	Construction & Engineering – 4.5%

180	Fluor Corporation	27,516

170	Jacobs Engineering Group Inc., (2)	14,676

100	Shaw Group Inc., (2)	4,942
	Total Construction & Engineering	47,134

	Consumer Finance – 1.6%

60	MasterCard, Inc.	16,690
	Containers & Packaging – 1.5%

280	Owens-Illinois, Inc., (2)	15,442
	Diversified Financial Services – 1.8%

500	Eaton Vance Corporation	18,300
	Electric Utilities – 5.9%

370	DPL Inc.	10,297

460	Edison International	23,998

1,070	Reliant Energy Inc., (2)	27,541
	Total Electric Utilities	61,836

	Electrical Equipment – 0.4%

110	Hubbell Incorporated, Class B	4,920
	Electronic Equipment & Instruments – 2.4%

150	MEMC Electronic Materials, (2)	9,446

50	Mettler-Toledo International Inc., (2)	4,763

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

190	Thermo Fisher Scientific, Inc., (2)	$10,995
	Total Electronic Equipment & Instruments	25,204

	Energy Equipment & Services – 6.2%

180	Cooper Cameron Corporation, (2)	8,861

540	Global Industries, Limited, (2)	8,618

300	Helmerich & Payne Inc.	16,125

610	Patterson-UTI Energy, Inc.	17,043

40	SeaCor Smit Inc., (2)	3,404

170	Unit Corporation, (2)	10,797
	Total Energy Equipment & Services	64,848

	Food & Staples Retailing – 0.2%

86	Safeway Inc.	2,718
	Gas Utilities – 2.1%

350	Questar Corporation	21,711
	Health Care Equipment & Supplies – 0.3%

100	Applera Corporation-Applied Biosystems Group	3,191
	Health Care Providers & Services – 2.0%

300	Express Scripts, Inc., (2)	21,006
	Insurance – 5.6%

170	Arch Capital Group Limited, (2)	12,011

400	HCC Insurance Holdings Inc.	9,872

229	Philadelphia Consolidated Holding Corporation, (2)	8,446

150	Reinsurance Group of America Inc.	7,797

782	WR Berkley Corporation	20,090
	Total Insurance	58,216

	Internet & Catalog Retail – 0.5%

70	Amazon.com, Inc., (2)	5,504
	Leisure Equipment & Products – 0.6%

180	Hasbro, Inc.	6,401
	Machinery – 6.7%

300	AGCO Corporation, (2)	18,039

130	Crane Company	5,322

150	Eaton Corporation	13,176

150	Harsco Corporation	8,900

330	Manitowoc Company Inc.	12,481

360	Pall Corporation	12,517
	Total Machinery	70,435

	Media – 1.2%

140	Cablevision Systems Corporation, (2)	3,220

170	Echostar Communications Corporation, Variable Prepaid Forward, (2)	5,073

120	Liberty Global Inc, A Shares, (2)	4,247
	Total Media	12,540

	Multiline Retail – 3.0%

860	Big Lots, Inc., (2)	23,246

360	Family Dollar Stores, Inc.	7,704
	Total Multiline Retail	30,950

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Multi-Utilities – 1.0%

230	ONEOK, Inc.	$11,068
	Office REIT – 1.0%

110	SL Green Realty Corporation	10,208
	Oil, Gas & Consumable Fuels – 5.5%

150	Hess Corporation	15,930

340	Murphy Oil Corporation	30,713

260	St Mary Land and Exploration Company	11,367
	Total Oil, Gas & Consumable Fuels	58,010

	Personal Products – 1.0%

240	Herbalife, Limited	10,507
	Pharmaceuticals – 1.1%

680	Warner Chilcott Limited, (2)	11,703
	Road & Rail – 4.1%

460	CSX Corporation	28,956

310	Kansas City Southern Industries, (2)	13,975
	Total Road & Rail	42,931

	Semiconductors & Equipment – 5.6%

360	Broadcom Corporation, Class A, (2)	9,346

800	National Semiconductor Corporation	16,312

330	NVIDIA Corporation, (2)	6,782

550	QLogic Corporation, (2)	8,778

680	Xilinx, Inc.	16,844
	Total Semiconductors & Equipment	58,062

	Software – 4.7%

220	Activision Inc., (2)	5,951

510	Autodesk, Inc., (2)	19,380

240	BMC Software, Inc., (2)	8,342

110	Intuit Inc., (2)	2,967

180	Salesforce.com, Inc., (2)	12,011
	Total Software	48,651

	Specialized REIT – 1.2%

290	Rayonier Inc.	12,189
	Specialty Retail – 5.4%

220	Barnes & Noble Inc.	7,102

190	GameStop Corporation, (2)	10,458

810	Gap, Inc.	15,082

340	Guess Inc.	13,015

330	TJX Companies, Inc.	10,633
	Total Specialty Retail	56,290

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 2.9%

1,560	Hudson City Bancorp, Inc.	$29,842
	Total Investments (cost $901,875) – 93.9%	981,242

	Other Assets Less Liabilities – 6.1%	63,894

	Net Assets – 100%	$1,045,136

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $901,875.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$138,203
Depreciation	(58,836)
Net unrealized appreciation (depreciation) of investments	$79,367

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 3.4%

210	Boeing Company	$17,821

170	Lockheed Martin Corporation	18,027
	Total Aerospace & Defense	35,848

	Beverages – 2.8%

240	Coca-Cola Company	14,129

220	PepsiCo, Inc.	15,077
	Total Beverages	29,206

	Biotechnology – 2.1%

120	Cephalon, Inc., (2)	7,489

120	Genentech, Inc., (2)	8,184

90	Genzyme Corporation, (2)	6,332
	Total Biotechnology	22,005

	Capital Markets – 1.6%

190	Federated Investors Inc.	6,361

150	State Street Corporation	10,821
	Total Capital Markets	17,182

	Chemicals – 1.3%

110	Mosaic Company, (2)	13,476
	Commercial Banks – 0.3%

50	Northern Trust Corporation	3,706
	Communication Equipment – 5.9%

1,084	Corning Incorporated	28,953

750	QUALCOMM Inc.	32,392
	Total Communication Equipment	61,345

	Computers & Peripherals – 13.0%

270	Apple, Inc., (2)	46,964

810	Hewlett-Packard Company	37,543

240	International Business Machines Corporation (IBM)	28,967

920	Network Appliance, Inc., (2)	22,264
	Total Computers & Peripherals	135,738

	Construction & Engineering – 2.3%

160	Fluor Corporation	24,459
	Consumer Finance – 1.5%

280	Discover Financial Services	5,099

40	MasterCard, Inc.	11,126
	Total Consumer Finance	16,225

	Containers & Packaging – 1.0%

180	Owens-Illinois, Inc., (2)	9,927
	Diversified Financial Services – 1.1%

160	Eaton Vance Corporation	5,856

240	Western Union Company	5,520
	Total Diversified Financial Services	11,376

Shares	Description (1)	Value

	Electric Utilities – 0.3%

110	DPL Inc.	$3,061
	Electrical Equipment – 1.2%

240	Emerson Electric Co.	12,542
	Electronic Equipment & Instruments – 1.5%

110	MEMC Electronic Materials, (2)	6,927

50	Mettler-Toledo International Inc., (2)	4,763

70	Thermo Fisher Scientific, Inc., (2)	4,051
	Total Electronic Equipment & Instruments	15,741

	Energy Equipment & Services – 5.3%

260	Cooper Cameron Corporation, (2)	12,800

130	ENSCO International Incorporated	8,285

190	FMC Technologies Inc., (2)	12,768

60	Tidewater Inc.	3,913

80	Transocean Inc., (2)	11,797

90	Unit Corporation, (2)	5,716
	Total Energy Equipment & Services	55,279

	Food & Staples Retailing – 3.9%

350	Costco Wholesale Corporation	24,938

280	Wal-Mart Stores, Inc.	16,234
	Total Food & Staples Retailing	41,172

	Food Products – 2.8%

180	General Mills, Inc.	10,872

50	H.J. Heinz Company	2,352

140	Monsanto Company	15,963
	Total Food Products	29,187

	Gas Utilities – 1.1%

190	Questar Corporation	11,786
	Health Care Equipment & Supplies – 5.0%

250	Applera Corporation-Applied Biosystems Group	7,978

450	Baxter International Inc.	28,044

80	Becton, Dickinson and Company	7,152

90	Kinetic Concepts Inc., (2)	3,569

150	Patterson Companies Inc., (2)	5,130
	Total Health Care Equipment & Supplies	51,873

	Health Care Providers & Services – 2.2%

330	Express Scripts, Inc., (2)	23,107
	Hotels, Restaurants & Leisure – 2.5%

380	McDonald’s Corporation	22,640

30	Wynn Resorts Ltd	3,160
	Total Hotels, Restaurants & Leisure	25,800

	Household Products – 1.3%

190	Colgate-Palmolive Company	13,433

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Independent Power Producers & Energy Traders – 1.1%

270	Mirant Corporation, (2)	$11,100
	Insurance – 2.4%

370	AFLAC Incorporated	24,668
	Internet & Catalog Retail – 1.4%

180	Amazon.com, Inc., (2)	14,153
	IT Services – 1.9%

530	Accenture Limited	19,902
	Leisure Equipment & Products – 0.9%

270	Hasbro, Inc.	9,601
	Machinery – 2.0%

180	AGCO Corporation, (2)	10,823

50	Flowserve Corporation	6,205

90	Manitowoc Company Inc.	3,404
	Total Machinery	20,432

	Media – 2.7%

220	Cablevision Systems Corporation, (2)	5,060

760	DIRECTV Group, Inc., (2)	18,726

110	Viacom Inc., Class B, (2)	4,228
	Total Media	28,014

	Metals & Mining – 1.6%

150	Freeport-McMoRan Copper & Gold, Inc.	17,063
	Multiline Retail – 0.5%

160	Dollar Tree Stores Inc., (2)	5,056
	Oil, Gas & Consumable Fuels – 0.9%

310	Denbury Resources Inc., (2)	9,474
	Personal Products – 0.3%

70	Herbalife, Limited	3,065
	Pharmaceuticals – 1.7%

530	Bristol-Myers Squibb Company	11,644

120	Eli Lilly and Company	5,777
	Total Pharmaceuticals	17,421

	Retail REIT – 0.3%

50	Taubman Centers Inc.	2,834
	Road & Rail – 2.8%

390	CSX Corporation	24,551

80	Landstar System	4,157
	Total Road & Rail	28,708

	Semiconductors & Equipment – 3.8%

400	Broadcom Corporation, Class A, (2)	10,384

420	Intel Corporation	9,349

460	National Semiconductor Corporation	9,379

90	NVIDIA Corporation, (2)	1,850

340	Xilinx, Inc.	8,422
	Total Semiconductors & Equipment	39,384

Shares	Description (1)	Value

	Software – 7.0%

630	Adobe Systems Incorporated, (2)	$23,493

360	Autodesk, Inc., (2)	13,680

390	CA Inc.	8,635

230	Salesforce.com, Inc., (2)	15,348

660	Symantec Corporation, (2)	11,365
	Total Software	72,521

	Specialized REIT – 0.2%

50	Rayonier Inc.	2,102
	Specialty Retail – 0.4%

80	GameStop Corporation, (2)	4,403
	Textiles, Apparel & Luxury Goods – 0.5%

80	Nike, Inc., Class B	5,344
	Thrifts & Mortgage Finance – 1.6%

860	Hudson City Bancorp, Inc.	16,452
	Tobacco – 0.9%

180	Philip Morris International	9,185
	Total Investments (cost $943,177) – 98.3%	1,024,356

	Other Assets Less Liabilities – 1.7%	17,522

	Net Assets – 100%	$1,041,878

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $943,999.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$111,682
Depreciation	(31,325)
Net unrealized appreciation (depreciation) of investments	$80,357

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Chemicals – 2.2%

10,200	Dyno Nobel, Limited	$28,197
	Construction Materials – 1.2%

7,000	Sumitomo Osaka Cement Company, Limited	15,281
	Electric Utilities – 3.9%

2,000	Centrais Electricas Brasileiras S.A., ADR	30,361

700	Korea Electric Power Corporation, Sponsored ADR	11,501

500	PNM Resources Inc.	7,245
	Total Electric Utilities	49,107

	Energy Equipment & Services – 2.4%

425	BJ Services Company	12,015

200	Technip SA, ADR	18,484
	Total Energy Equipment & Services	30,499

	Food Products – 6.2%

1,800	Smithfield Foods, Inc., (2)	51,624

1,500	Tyson Foods, Inc., Class A	26,700
	Total Food Products	78,324

	Machinery – 2.2%

335	AGCO Corporation, (2)	20,144

250	Trinity Industries Inc.	7,600
	Total Machinery	27,744

	Marine – 0.5%

200	Stolt-Nielsen S.A.	4,480
	Metals & Mining – 45.8%

250	Alcoa Inc.	8,695

4,600	Alumina Limited	24,869

550	Anglo American PLC	35,749

1,350	AngloGold Ashanti Limited, Sponsored ADR	46,062

2,200	Apex Silver Mines Limited, (2)	22,110

1,200	Barrick Gold Corporation	46,344

4,400	Crystallex International Corporation, (2)	4,004

4,600	Eastern Platinum Limited, (2)	13,246

4,500	Gabriel Resources, Limited, (2)	8,892

1,625	Gammon Gold, Inc., (2)	12,408

2,800	Geovic Mining Corporation, (2)	4,115

2,650	Gold Fields Limited Sponsored ADR	35,775

1,200	Gold Reserve Inc., Class A, (2)	3,336

310	Impala Platinum Holdings Limited	12,627

750	Industrias Penoles, S.A. de C.V.	21,988

2,950	Ivanhoe Mines Ltd., (2)	28,350

850	Kinross Gold Corporation	16,074

12,500	Lihir Gold Limited, (2)	34,674

210	Lonmin PLC, Sponsored ADR	12,902

Shares	Description (1)	Value

	Metals & Mining (continued)

410	Lonmin PLC	$25,288

5,800	MagIndustries Corp., (2)	16,126

6,800	Mineral Deposits Limited, (2)	6,031

2,800	Moto Goldmines, Limited, (2)	10,120

1,450	Newcrest Mining Limited	39,537

1,170	Newmont Mining Corporation	51,724

1,340	NovaGold Resources Inc., (2)	9,836

50	Rio Tinto PLC, Sponsored ADR	23,500
	Total Metals & Mining	574,382

	Multi-Utilities – 1.7%

800	Puget Energy, Inc.	21,768
	Oil, Gas & Consumable Fuels – 21.9%

2,400	BP PLC	29,156

200	Cameco Corporation	6,998

500	Chevron Corporation	48,075

600	Delta Petroleum Corporation, (2)	14,724

850	ERG S.p.A.	18,780

400	Nexen Inc.	13,924

4,000	Nippon Oil Corporation	27,427

210	Peabody Energy Corporation	12,837

600	Petrobras Energia Participaciones S.A	7,266

685	Petro-Canada	34,332

1,225	Royal Dutch Shell PLC, Class A	49,395

1,500	USEC Inc., (2)	6,960

400	Warren Resources Inc., (2)	4,912
	Total Oil, Gas & Consumable Fuels	274,786

	Paper & Forest Products – 4.2%

630	AbitibiBowater Inc., (2)	6,218

2,000	Domtar Corporation, (2)	11,940

2,581	Mondi Plc	20,604

700	UPM-Kymmene Corporation	13,575
	Total Paper & Forest Products	52,337

	Road & Rail – 3.3%

220	CSX Corporation	13,849

190	Union Pacific Corporation	27,586
	Total Road & Rail	41,435

	Water Utilities – 0.9%

200	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	10,126
	Total Investments (cost $1,112,901) – 96.4%	1,208,466

	Other Assets Less Liabilities – 3.6%	45,633

	Net Assets – 100%	$1,254,099

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

April 30, 2008

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $1,117,039.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$200,954
Depreciation	(109,527)
Net unrealized appreciation (depreciation) of investments	$91,427

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 3.4%

209	BE Aerospace Inc., (2)	$8,435

149	Rockwell Collins, Inc.	9,403

192	United Technologies Corporation	13,914
	Total Aerospace & Defense	31,752

	Airlines – 0.9%

480	AerCap Holdings N.V., (2)	8,294
	Beverages – 4.1%

377	Hansen Natural Corporation, (2)	13,342

371	PepsiCo, Inc.	25,425
	Total Beverages	38,767

	Biotechnology – 4.8%

273	Celgene Corporation, (2)	16,964

345	Gilead Sciences, Inc., (2)	17,857

363	Theravance Inc., (2)	4,534

233	Vertex Pharmaceuticals Inc., (2)	5,946
	Total Biotechnology	45,301

	Capital Markets – 4.2%

269	Lazard Limited	10,529

141	Legg Mason, Inc.	8,499

198	Lehman Brothers Holdings Inc.	8,760

167	State Street Corporation	12,047
	Total Capital Markets	39,835

	Chemicals – 1.8%

404	Nalco Holding Company	9,288

86	Praxair, Inc.	7,853
	Total Chemicals	17,141

	Communications Equipment – 8.2%

356	Ciena Corporation, (2)	12,036

1,319	Cisco Systems, Inc., (2)	33,820

420	Juniper Networks Inc., (2)	11,600

474	QUALCOMM Inc.	20,472
	Total Communications Equipment	77,928

	Computers & Peripherals – 5.6%

179	Apple, Inc., (2)	31,138

907	EMC Corporation, (2)	13,968

391	Teradata Corporation, (2)	8,324
	Total Computers & Peripherals	53,430

	Construction & Engineering – 2.1%

122	Jacobs Engineering Group Inc., (2)	10,532

368	Quanta Services Incorporated, (2)	9,767
	Total Construction & Engineering	20,299

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Consumer Finance – 2.8%

369	American Express Company	$17,719

169	Capital One Financial Corporation	8,957
	Total Consumer Finance	26,676

	Electrical Equipment – 1.2%

201	Rockwell Automation, Inc.	10,900
	Electronic Equipment & Instruments – 1.2%

198	Thermo Fisher Scientific, Inc., (2)	11,458
	Energy Equipment & Services – 6.4%

167	Baker Hughes Incorporated	13,507

271	Halliburton Company	12,442

300	Nabors Industries Limited, (2)	11,262

149	Oceaneering International Inc., (2)	9,950

161	Weatherford International Ltd, (2)	12,988
	Total Energy Equipment & Services	60,149

	Food & Staples Retailing – 1.8%

497	Walgreen Co.	17,320
	Food Products – 2.3%

317	Archer-Daniels-Midland Company	13,967

67	Monsanto Company	7,639
	Total Food Products	21,606

	Health Care Equipment & Supplies – 2.9%

244	Baxter International Inc.	15,206

263	Covidien Limited	12,279
	Total Health Care Equipment & Supplies	27,485

	Health Care Providers & Services – 2.3%

194	Quest Diagnostics Incorporated	9,735

358	VCA Antech, Inc., (2)	11,588
	Total Health Care Providers & Services	21,323

	Hotels, Restaurants & Leisure – 0.9%

111	Las Vegas Sands Corporation, (2)	8,460
	Industrial Conglomerates – 2.7%

407	General Electric Company	13,309

202	Textron Inc.	12,324
	Total Industrial Conglomerates	25,633

	Internet Software & Services – 3.1%

51	Google Inc., Class A, (2)	29,290
	Machinery – 2.4%

157	ITT Industries Inc.	10,048

187	Terex Corporation, (2)	13,030
	Total Machinery	23,078

	Media – 3.3%

660	Comcast Corporation, Class A, (2)	13,563

238	McGraw-Hill Companies, Inc.	9,756

304	Monster Worldwide Inc., (2)	7,396
	Total Media	30,715

Shares	Description (1)	Value

	Metals & Mining – 0.6%

49	Freeport-McMoRan Copper & Gold, Inc.	$5,574
	Multiline Retail – 2.6%

225	J.C. Penney Company, Inc.	9,563

304	Kohl’s Corporation, (2)	14,850
	Total Multiline Retail	24,413

	Oil, Gas & Consumable Fuels – 2.5%

210	Chesapeake Energy Corporation	10,857

150	Total SA, Sponsored ADR	12,600
	Total Oil, Gas & Consumable Fuels	23,457

	Personal Products – 2.9%

621	Bare Escentuals, Inc., (2)	14,165

281	Estee Lauder Companies Inc., Class A	12,816
	Total Personal Products	26,981

	Pharmaceuticals – 4.1%

380	Abbott Laboratories	20,045

130	Allergan, Inc.	7,328

248	Teva Pharmaceutical Industries Limited	11,601
	Total Pharmaceuticals	38,974

	Semiconductors & Equipment – 4.0%

1,245	Intel Corporation	27,715

753	Marvell Technology Group Ltd., (2)	9,751
	Total Semiconductors & Equipment	37,466

	Software – 7.9%

277	Electronic Arts Inc. (EA), (2)	14,257

1,345	Microsoft Corporation	38,362

1,066	Oracle Corporation, (2)	22,226
	Total Software	74,845

	Specialty Retail – 3.7%

267	Best Buy Co., Inc.	11,486

619	Staples, Inc.	13,432

241	Tiffany & Co.	10,493
	Total Specialty Retail	35,411

	Textiles, Apparel & Luxury Goods – 2.6%

425	Coach, Inc., (2)	15,117

245	Guess Inc.	9,379
	Total Textiles, Apparel & Luxury Goods	24,496

	Total Investments (cost $961,748) – 99.3%	938,457

	Other Assets Less Liabilities – 0.7%	6,194

	Net Assets – 100%	$944,651

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

April 30, 2008

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2008, the cost of investments was $961,748.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$42,476
Depreciation	(65,767)
Net unrealized appreciation (depreciation) of investments	$(23,291)

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund

April 30, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 97.3%

	Aerospace & Defense – 2.7%

266	BE Aerospace Inc., (2)	$10,736

236	Rockwell Collins, Inc.	14,894
	Total Aerospace & Defense	25,630

	Airlines – 1.2%

638	AerCap Holdings N.V., (2)	11,025
	Beverages – 1.2%

311	Hansen Natural Corporation, (2)	11,006
	Biotechnology – 2.6%

202	Celgene Corporation, (2)	12,552

374	Theravance Inc., (2)	4,671

295	Vertex Pharmaceuticals Inc., (2)	7,528
	Total Biotechnology	24,751

	Capital Markets – 4.2%

429	Janus Capital Group Inc.	12,038

236	Lazard Limited	9,237

176	Lehman Brothers Holdings Inc.	7,786

419	SEI Investments Company	9,750
	Total Capital Markets	38,811

	Chemicals – 3.1%

119	Air Products & Chemicals Inc.	11,713

36	Mosaic Company, (2)	4,410

547	Nalco Holding Company	12,576
	Total Chemicals	28,699

	Communications Equipment – 2.8%

340	Ciena Corporation, (2)	11,495

538	Juniper Networks Inc., (2)	14,860
	Total Communications Equipment	26,355

	Computers & Peripherals – 3.8%

347	McAfee Inc., (2)	11,538

604	Netwwork Appliance Inc., (2)	14,617

447	Teradata Corporation, (2)	9,517
	Total Computers & Peripherals	35,672

	Construction & Engineering – 2.9%

179	Jacobs Engineering Group Inc., (2)	15,453

449	Quanta Services Incorporated, (2)	11,916
	Total Construction & Engineering	27,369

	Consumer Finance – 0.9%

165	Capital One Financial Corporation	8,745
	Containers & Packaging – 0.5%

81	Owens-Illinois, Inc., (2)	4,467
	Diversified Financial Services – 1.5%

148	NYMEX Holdings Inc.	13,705

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Electric Utilities – 0.6%

118	PPL Corporation	$5,666
	Electrical Equipment – 2.5%

214	Cooper Industries, Ltd., Class A, (2)	9,071

265	Rockwell Automation, Inc.	14,371
	Total Electrical Equipment	23,442

	Electronic Equipment & Instruments – 3.0%

224	MEMC Electronic Materials, (2)	14,105

221	Roper Industries Inc.	13,729
	Total Electronic Equipment & Instruments	27,834

	Energy Equipment & Services – 8.1%

64	Diamond Offshore Drilling, Inc.	8,026

456	Nabors Industries Limited, (2)	17,118

217	National-Oilwell Varco Inc., (2)	14,854

211	Oceaneering International Inc., (2)	14,091

264	Weatherford International Ltd, (2)	21,295
	Total Energy Equipment & Services	75,384

	Food Products – 0.5%

83	General Mills, Inc.	5,013
	Gas Utilities – 1.3%

177	Equitable Resources Inc.	11,747
	Health Care Equipment & Supplies – 3.0%

177	Beckman Coulter, Inc.	12,089

337	Covidien Limited	15,735
	Total Health Care Equipment & Supplies	27,824

	Health Care Providers & Services – 2.8%

279	Quest Diagnostics Incorporated	14,000

370	VCA Antech, Inc., (2)	11,977
	Total Health Care Providers & Services	25,977

	Hotels, Restaurants & Leisure – 1.3%

355	International Game Technology	12,333
	Household Durables – 1.0%

467	Newell Rubbermaid Inc.	9,588
	Independent Power Producers & Energy Traders – 1.4%

275	AES Corporation, (2)	4,774

55	Constellation Energy Group	4,656

83	NRG Energy Inc., (2)	3,648
	Total Independent Power Producers & Energy Traders	13,078

	Industrial Conglomerates – 2.1%

324	Textron Inc.	19,767
	IT Services – 1.0%

256	Paychex, Inc.	9,311
	Leisure Equipment & Products – 1.2%

386	Marvel Entertainment Inc., (2)	11,074

Shares	Description (1)	Value

	Machinery – 3.1%

217	ITT Industries Inc.	$13,888

223	Terex Corporation, (2)	15,539
	Total Machinery	29,427

	Media – 3.4%

511	Discovery Holding Company, Series A, (2)	11,835

244	McGraw-Hill Companies, Inc.	10,002

420	Monster Worldwide Inc., (2)	10,219
	Total Media	32,056

	Metals & Mining – 1.0%

63	United States Steel Corporation	9,699
	Multiline Retail – 3.0%

326	J.C. Penney Company, Inc.	13,855

294	Kohl’s Corporation, (2)	14,362
	Total Multiline Retail	28,217

	Oil, Gas & Consumable Fuels – 4.5%

346	Chesapeake Energy Corporation	17,888

134	Peabody Energy Corporation	8,191

375	Southwestern Energy Company, (2)	15,866
	Total Oil, Gas & Consumable Fuels	41,945

	Personal Products – 3.1%

594	Bare Escentuals, Inc., (2)	13,549

334	Estee Lauder Companies Inc., Class A	15,234
	Total Personal Products	28,783

	Pharmaceuticals – 2.0%

331	Allergan, Inc.	18,658
	Real Estate – 1.4%

54	General Growth Properties Inc.	2,212

32	Macerich Company	2,340

92	ProLogis	5,760

57	Ventas Inc.	2,768
	Total Real Estate	13,080

	Semiconductors & Equipment – 4.8%

633	Broadcom Corporation, Class A, (2)	16,433

941	Marvell Technology Group Ltd., (2)	12,186

773	NVIDIA Corporation, (2)	15,885
	Total Semiconductors & Equipment	44,504

	Software – 5.4%

419	Amdocs Limited, (2)	13,148

362	Citrix Systems, (2)	11,856

308	Electronic Arts Inc. (EA), (2)	15,853

431	THQ, Inc., (2)	9,172
	Total Software	50,029

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

April 30, 2008

Shares	Description (1)	Value

	Specialty Retail – 3.6%

492	PetSmart Inc.	$11,011

404	Staples, Inc.	8,767

320	Tiffany & Co.	13,933
	Total Specialty Retail	33,711

	Textiles, Apparel & Luxury Goods – 3.1%

552	Coach, Inc., (2)	19,635

255	Guess Inc.	9,761
	Total Textiles, Apparel & Luxury Goods	29,396

	Wireless Telecommunication Services – 1.7%

176	American Tower Corporation, (2)	7,642

83	Crown Castle International Corporation, (2)	3,225

73	NII Holdings Inc., Class B, (2)	3,339

53	SBA Communications Corporation, (2)	1,714
	Total Wireless Telecommunication Services	15,920

	Total Investments (cost $927,782) – 97.3%	909,698

	Other Assets Less Liabilities – 2.7%	25,402

	Net Assets – 100%	$935,100

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Income Tax Information

The following information is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

At April 30, 2008, the cost of investments was $927,782.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$49,159
Depreciation	(67,243)
Net unrealized appreciation (depreciation) of investments	$(18,084)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 27, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 27, 2008